Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000243281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUSQ Global Music Industry Index ETF
Without Sales Load [Member] | C000243281
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	2.56%
VettaFi Full World Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi Full World Index (TR) (USD)
Average Annual Return, Percent	12.43%	14.64%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	11.84%	14.11%